Exhibit 99.1

Harley-Davidson Motorcycle Trust 2016-A

Motorcycle Contract Backed Notes

Sample Contracts Agreed-Upon Procedures

Report To:

Harley-Davidson Credit Corp.

Harley-Davidson Customer Funding Corp.

Harley-Davidson Financial Services, Inc.

J.P. Morgan Securities LLC

Wells Fargo Securities, LLC

26 May 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Harley-Davidson Credit Corp.

Harley-Davidson Customer Funding Corp.

Harley-Davidson Financial Services, Inc.

222 West Adams Street, Suite 2000

Chicago, Illinois 60606

J.P. Morgan Securities LLC

383 Madison Avenue

New York, New York 10179

Wells Fargo Securities, LLC

550 South Tryon Street, 5th Floor

Charlotte, North Carolina 28202

Re:          Harley-Davidson Motorcycle Trust 2016-A

Motorcycle Contract Backed Notes (the “Notes”)

Sample Contracts Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Harley-Davidson Customer Funding Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of fixed rate, simple interest, promissory notes and security agreements relating to the purchase of new or used motorcycles (the “Contracts”) relating to the Harley-Davidson Motorcycle Trust 2016-A securitization transaction.  This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Harley-Davidson Credit Corp. (the “Sponsor”), on behalf of the Depositor, provided us with:

a.             An electronic data file labeled “HDMOT 2016A Prelim 043016 to EY.xlsx” and the corresponding record layout and decode information (the “Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information as of 30 April 2016 (the “Cutoff Date”) on the Contracts,

b.             Imaged copies of:

i.              The conditional sales contract or promissory note and security agreement (as applicable and collectively, the “Sales Contract”) and

ii.             Certain printed screen shots from the Sponsor’s computerized loan servicing system (the “System Screen Shots,” together with the Sales Contract, the “Source Documents”) relating to the Sample Contracts (as defined in Attachment A),

c.             The list of relevant characteristics (the “Sample Characteristics”) on the Data File, which are listed on Exhibit 1 to Attachment A, and

d.             Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing certain information that is further described in Attachment A.  The Depositor is responsible for the Data File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data File.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Contracts, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

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The agreed-upon procedures described in this report were not performed for the purpose of:

a.             Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.             Making any findings with respect to:

i.              Whether the origination of the Contracts conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,

ii.             The value of the collateral securing the Contracts,

iii.            Whether the originators of the Contracts complied with federal, state or local laws or regulations or

iv.            Any other factor or characteristic of the Contracts that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

26 May 2016

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Attachment A

Procedures performed and our associated findings

1.                                      As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 125 Contracts from the Data File (the “Sample Contracts”).  For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Contracts they instructed us to select from the Data File.

2.                                      For each Sample Contract we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located on the Source Documents, subject to the instructions provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A.  The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A.  All such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics

Sample Characteristic	Source Document(s)	Note(s)

Account number	Sales Contract	(i)

Payment amount	Sales Contract	(ii)

Original term	Sales Contract

Interest rate	Sales Contract or System Screen Shots	(iii),(iv)

First payment date	Sales Contract

Date of origination	Sales Contract

Vehicle (new/used)	Sales Contract

Original balance	Sales Contract

Product code	System Screen Shots

Current borrower state	System Screen Shots

Current borrower zip code	System Screen Shots

Notes:

(i)            For identification purposes only.

(ii)           For the purpose of comparing the payment amount Sample Characteristic for each Sample Contract, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $0.01 or less.

(iii)          For the purpose of comparing the interest rate Sample Characteristic for each Sample Contract (except for Sample Contract number 64), the Sponsor, on behalf of the Depositor, instructed us to use the Sales Contract as the Source Document.

(iv)          For the purpose of comparing the interest rate Sample Characteristic for Sample Contract number 64, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.